Offerings - Offering: 1	Sep. 26, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	20,105,000
Proposed Maximum Offering Price per Unit	2.1950
Maximum Aggregate Offering Price	$ 44,130,475.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,756.38
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued as a result of stock splits, stock dividends or similar transactions.

Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $2.195, which is the average of the high and low prices of the shares of the Company’s Common Stock on September 29, 2025 (a date withing five business days prior to filing) on the Nasdaq Stock Market.

Includes (i) of up to 10,000,000 shares of the Company’s common stock, $0.001 par value per share (the “Common Stock”) issuable to Avondale Capital, LLC (“Avondale”) pursuant to a Securities Purchase Agreement we entered into with the Avondale on July 28, 2025 (“Pre-Paid SPA”), (ii) 60,000 shares of Common Stock issued to Avondale as commitment shares pursuant to the Pre-Paid SPA, (iii) 1,445,000 shares of Common Stock issued to Avondale as pre-delivery shares pursuant to the Pre-Paid SPA, (iv) 6,000,000 shares of Common Stock issued pursuant to Securities Purchase Agreements, date July 28, 2025 with six individual investors, and (v) up to an aggregate of 2,600,000 shares of Common Stock to FT Global Inc. or its designees, issuable upon their exercise of a Series A and Series B Right and potential true-up of shares due to FT Global, pursuant to a Settlement Agreement, dated June 17, 2025.